Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum
Disclosure of net defined benefit liability (asset) [line items]
Resignation rate (as a percent)	8.00%
Dismissal rate (as a percent)	1.00%
Average future salary growth increment (as a percent)	2.00%	2.00%	2.00%
Overall long-term rate of return on assets	0.70%	1.80%	3.10%
Maximum
Disclosure of net defined benefit liability (asset) [line items]
Resignation rate (as a percent)	10.00%
Dismissal rate (as a percent)	2.00%
Average future salary growth increment (as a percent)	4.80%	4.50%	4.50%
Overall long-term rate of return on assets	4.00%	3.80%	3.60%
Early retirement | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	0.90%	1.00%	2.10%
Early retirement | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	1.00%	1.10%	2.40%
Annual absence | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	2.40%	2.10%	3.50%
Annual absence | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	2.50%	2.20%	3.70%
Tuition fees | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	1.30%	1.30%	2.50%
Tuition fees | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	1.90%	1.80%	3.10%
Defined benefit plan | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	1.00%	1.00%	2.00%
Defined benefit plan | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	2.70%	3.15%	4.00%
Subsidiaries | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Resignation rate (as a percent)	2.40%
Dismissal rate (as a percent)	2.00%
Subsidiaries | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Resignation rate (as a percent)	4.00%
Dismissal rate (as a percent)	2.60%